FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Details Narrative) - Warrants [member]	Jun. 26, 2026 ₪ / shares
IfrsStatementLineItems [Line Items]
Share price	₪ 5.56
Strike price	₪ 4.8
Volatility rate	63.41%
Risk-free interest rate	4.12%
Warrants expected life	5 years